SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 3 (Details) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized	750,000,000		750,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Shares Authorized	50,000,000		50,000,000
Employee Stock Ownership Plan (ESOP), Shares in ESOP [Abstract]
Employee Stock Ownership Plan (ESOP), Shares in ESOP	0		0		153,625
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	242,368,836		239,934,681		240,447,416
Shares Held In Employee Stock Ownership Plan, Released	0		153,625		350,815
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,237,348		1,876,303		958,126
Stock Issued During Period, Shares, Restricted Stock Award, Gross	21,121		2,580		11,876
Stock Issued During Period, Shares, Restricted Stock Units, Vesting	1,491,170	[1]	683,416	[1]	2,625	[1]
Stock Repurchased and Retired During Period, Shares	(657,148)	[2]	(281,769)	[2]	(1,836,177)	[2]
Common Stock, Shares, Outstanding, Ending Balance	244,461,327		242,368,836		239,934,681
Common Stock Repurchase Program [Abstract]
Authorized Share Repurchase Program, Maximum Repurchase, Amount	$ 2
Authorized Share Repurchase Program, Maximum Repurchase, Shares	40,000,000

[1]	Includes dividend equivalents.
[2]	In addition to formal common stock repurchase programs which we discuss below, we also, from time to time, purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares to meet minimum statutory tax withholding requirements.